Financial risk management - Summary of offsetting financial liabilities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Offsetting financial liabilities [Line Items]
Financial assets pledged as collateral for liabilities	₩ 156,351	₩ 586,768
Equity and Derivative Linked Securities
Offsetting financial liabilities [Line Items]
Financial liabilities	₩ 6,090,215	₩ 7,966,828